RELATED PARTY TRANSACTIONS AND BALANCES (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Due to directors and management	$ 1.8	$ 0.6
Due from directors and management